Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Summary of inventory	Inventory consisted of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$1,050	$453
Work in process	—	188
Finished goods	4,090	2,101
Total	$5,140	$2,742